Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Managed Risk Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 53.5%
	Shares	Value ($)
International 15.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,381,747	16,940,224
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,018,703	18,370,196
Total		35,310,420
U.S. Large Cap 31.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	165,355	13,466,540
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	783,893	13,294,831
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,341,159	44,674,001
Total		71,435,372
U.S. Small Cap 6.3%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	267,034	7,009,650
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	218,708	7,193,287
Total		14,202,937
Total Equity Funds (Cost $103,886,545)		120,948,729

Exchange-Traded Equity Funds 3.3%

U.S. Mid Cap 3.3%
iShares Core S&P Mid-Cap ETF	30,000	7,480,500
Total Exchange-Traded Equity Funds (Cost $7,971,584)		7,480,500

Exchange-Traded Fixed Income Funds 3.0%

Investment Grade 3.0%
iShares Core U.S. Aggregate Bond ETF	5,750	540,730
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,320	2,583,146
Vanguard Intermediate-Term Corporate Bond ETF	44,550	3,384,909
Vanguard Total Bond Market ETF	5,000	348,900
Total		6,857,685
Total Exchange-Traded Fixed Income Funds (Cost $7,077,332)		6,857,685

Fixed Income Funds 29.1%
	Shares	Value ($)
Investment Grade 29.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,980,584	31,725,254
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,739,624	33,993,180
Total		65,718,434
Total Fixed Income Funds (Cost $79,429,409)		65,718,434

Residential Mortgage-Backed Securities - Agency 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	2,601,000	2,204,784
10/18/2038- 10/12/2053	3.500%	4,300,000	3,794,602
10/18/2038- 10/12/2053	4.000%	5,158,000	4,704,458
10/12/2053	4.500%	3,550,000	3,259,344
10/12/2053	5.000%	3,000,000	2,830,312
Total Residential Mortgage-Backed Securities - Agency (Cost $17,122,284)			16,793,500

Put Option Contracts Purchased 0.6%
Value ($)
(Cost $1,676,358)	1,395,335

Money Market Funds 9.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	22,403,654	22,396,933
Total Money Market Funds (Cost $22,392,499)		22,396,933
Total Investments in Securities (Cost: $239,556,011)		241,591,116
Other Assets & Liabilities, Net		(15,310,259)
Net Assets		226,280,857
At September 30, 2023, securities and/or cash totaling $1,676,423 were pledged as collateral.
2	Variable Portfolio – Managed Risk Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,179,500 USD	2,000,000 NZD	Barclays	11/10/2023	19,211	—
300,000 GBP	374,138 USD	Citi	11/10/2023	8,025	—
620,232 USD	500,000 GBP	Citi	11/10/2023	—	(10,044)
1,100,000 CHF	1,239,818 USD	HSBC	11/10/2023	33,069	—
1,900,000 EUR	2,039,692 USD	Morgan Stanley	11/10/2023	27,632	—
1,000,000 NZD	592,025 USD	Morgan Stanley	11/10/2023	—	(7,330)
654,700 USD	7,000,000 NOK	Morgan Stanley	11/10/2023	417	—
552,942 USD	750,000 CAD	UBS	11/10/2023	—	(462)
343,027 USD	50,000,000 JPY	Wells Fargo	11/10/2023	—	(6,222)
Total				88,354	(24,058)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	52	12/2023	USD	11,246,300	—	(129,828)
TOPIX Index	3	12/2023	JPY	69,705,000	—	(7,620)
U.S. Long Bond	11	12/2023	USD	1,251,594	—	(70,139)
U.S. Treasury 2-Year Note	10	12/2023	USD	2,027,109	—	(9,161)
U.S. Treasury 5-Year Note	21	12/2023	USD	2,212,547	—	(24,282)
U.S. Treasury Ultra Bond	10	12/2023	USD	1,186,875	—	(91,895)
Total					—	(332,925)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(10)	12/2023	EUR	(420,400)	5,300	—
FTSE 100 Index	(3)	12/2023	GBP	(230,130)	—	(3,653)
OMXS30 Index	(11)	10/2023	SEK	(2,376,000)	3,248	—
Russell 2000 Index E-mini	(114)	12/2023	USD	(10,252,020)	418,054	—
Russell 2000 Index E-mini	(5)	12/2023	USD	(449,650)	—	(622)
SPI 200 Index	(2)	12/2023	AUD	(354,300)	6,998	—
U.S. Treasury 10-Year Note	(14)	12/2023	USD	(1,512,875)	12,143	—
Total					445,743	(4,275)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	12,864,150	30	3,700.00	12/20/2024	281,882	350,550
S&P 500 Index	JPMorgan	USD	12,006,540	28	3,600.00	12/20/2024	264,125	286,440
S&P 500 Index	JPMorgan	USD	10,291,320	24	3,450.00	12/20/2024	251,232	201,720
S&P 500 Index	JPMorgan	USD	10,291,320	24	3,400.00	12/20/2024	260,137	190,560
S&P 500 Index	JPMorgan	USD	7,289,685	17	3,550.00	12/20/2024	160,356	162,010
S&P 500 Index	JPMorgan	USD	9,004,905	21	3,300.00	12/20/2024	348,986	145,215
S&P 500 Index	JPMorgan	USD	3,430,440	8	3,350.00	12/20/2024	109,640	58,840
Total							1,676,358	1,395,335

Variable Portfolio – Managed Risk Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2023 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	6,000,000	(12,336)	—	—	—	(12,336)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	13,357,020	36,263,291	(27,224,611)	1,233	22,396,933	—	(1,264)	788,772	22,403,654
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,982,782	223,995	(957,139)	1,216,902	13,466,540	—	523,106	—	165,355
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	29,714,142	3,487,143	(312,888)	(1,163,143)	31,725,254	—	(95,257)	761,845	3,980,584
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	17,495,143	485,292	(2,200,469)	1,160,258	16,940,224	—	(402,753)	339,106	1,381,747
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	12,903,391	53,908	(1,364,265)	1,701,797	13,294,831	—	207,900	—	783,893
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	33,433,974	2,299,050	(631,113)	(1,108,731)	33,993,180	—	(118,780)	960,787	3,739,624
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	43,420,738	518,614	(3,847,438)	4,582,087	44,674,001	—	562,026	—	1,341,159
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	19,021,326	478,656	(2,456,679)	1,326,893	18,370,196	—	(614,277)	285,174	2,018,703
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,001,350	1,948,823	(906,605)	(33,918)	7,009,650	—	(190,948)	—	267,034
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,236,945	1,757,609	(918,497)	117,230	7,193,287	—	(13,651)	—	218,708
Total	194,566,811			7,800,608	209,064,096	—	(143,898)	3,135,684

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
4	Variable Portfolio – Managed Risk Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2023 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7043_12_B01_(11/23)